Long-term debt-Term loans (Details Narrative)	3 Months Ended		6 Months Ended			12 Months Ended
	Apr. 11, 2014 USD ($)	Apr. 07, 2011 USD ($)	Jun. 30, 2016 USD ($) Vessels	Jun. 30, 2015 USD ($)	Jun. 29, 2012 USD ($)	Dec. 31, 2015	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	May 06, 2016 USD ($)	Dec. 31, 2013 USD ($)
Loan for acquisition vessels Sealand New York Sealand Washington [Member]
Long term debt term loans [Line Items]
Maximum Borrowing Capacity			$ 150,000,000
Line of Credit Facility Initiation Date			May 2008
Maximum borrowing capacity per vessel			$ 75,000,000
Debt Instrument Carrying Amount			$ 78,000,000
Number of outstanding installments | Vessels			4
Line of Credit Facility Frequency of Payments			semiannual
Line of Credit Periodic Payment of Principal			$ 4,500,000
Balloon payment			$ 60,000,000
Line of Credit Payment of Principal remaining period			November 2016 to May 2018
Loan for acquisition vessel Maersk Kokura [Member]
Long term debt term loans [Line Items]
Maximum Borrowing Capacity			$ 75,000,000
Line of Credit Facility Initiation Date			January 2008
Debt Instrument Carrying Amount			$ 26,500,000
Number of outstanding installments | Vessels			4
Line of Credit Facility Frequency of Payments			semiannual
Line of Credit Periodic Payment of Principal			$ 4,125,000
Balloon payment			$ 10,000,000
Line of Credit Payment of Principal remaining period			August 2016 to February 2018
Loan for acquisition vessels Maersk Kawasaki Maersk Kure [Member]
Long term debt term loans [Line Items]
Maximum Borrowing Capacity			$ 150,000,000
Line of Credit Facility Initiation Date			December 2007
Maximum borrowing capacity per vessel			$ 75,000,000
Debt Instrument Carrying Amount			$ 60,000,000
Number of outstanding installments | Vessels			9
Line of Credit Facility Frequency of Payments			semiannual
Balloon payment			$ 12,000,000
Line of Credit Payment of Principal remaining period			December 2016 to December 2020
Loan for acquisition vessel Cosco Beijing [Member]
Long term debt term loans [Line Items]
Maximum Borrowing Capacity			$ 90,000,000
Line of Credit Facility Initiation Date			June 2006
Debt Instrument Carrying Amount			$ 42,500,000
Number of outstanding installments | Vessels			5
Line of Credit Facility Frequency of Payments			semiannual
Line of Credit Periodic Payment of Principal			$ 2,500,000
Balloon payment			$ 30,000,000
Line of Credit Payment of Principal remaining period			August 2016 to August 2018
Loan for acquisition vessel Cosco Guangzhou [Member]
Long term debt term loans [Line Items]
Maximum Borrowing Capacity			$ 90,000,000
Line of Credit Facility Initiation Date			February 2006
Debt Instrument Carrying Amount			$ 40,000,000
Number of outstanding installments | Vessels			4
Line of Credit Facility Frequency of Payments			semiannual
Line of Credit Periodic Payment of Principal			$ 2,500,000
Balloon payment			$ 30,000,000
Line of Credit Payment of Principal remaining period			August 2016 to February 2018
Loan available for draw down [Member]
Long term debt term loans [Line Items]
Line of Credit Facility Initiation Date								November 2010
Line of Credit Facility Remaining Borrowing Capacity								$ 120,000,000
Available period for draw down								18 months
Loan for acquisition vessels Msc Romanos (tranche a) [Member]
Long term debt term loans [Line Items]
Maximum Borrowing Capacity			$ 38,500,000
Debt Instrument Carrying Amount			$ 20,213,000
Number of outstanding installments | Vessels			13
Loan for acquisition vessels Msc Romanos (tranche) [Member]
Long term debt term loans [Line Items]
Line of Credit Facility Frequency of Payments			quarterly
Line of Credit Periodic Payment of Principal			$ 962,500
Balloon payment			$ 7,700,000
Line of Credit Payment of Principal remaining period			August 2016 to August 2019
Loan for acquisition vessels Msc Methoni (tranche b) [Member]
Long term debt term loans [Line Items]
Maximum Borrowing Capacity			$ 42,000,000
Debt Instrument Carrying Amount			$ 23,100,000
Number of outstanding installments | Vessels			14
Line of Credit Facility Frequency of Payments			quarterly
Line of Credit Periodic Payment of Principal			$ 1,050,000
Balloon payment			$ 8,400,000
Line of Credit Payment of Principal remaining period			July 2016 to October 2019
Loan for acquisition vessels MSC Ulsan (tranche c) [Member]
Long term debt term loans [Line Items]
Maximum Borrowing Capacity			$ 21,000,000
Debt Instrument Carrying Amount			$ 12,075,000
Number of outstanding installments | Vessels			15
Line of Credit Facility Frequency of Payments			quarterly
Line of Credit Periodic Payment of Principal			$ 525,000
Balloon payment			$ 4,200,000
Line of Credit Payment of Principal remaining period			August 2016 to February 2020
Loan for acquisition vessel Koroni (tranche d) [Member]
Long term debt term loans [Line Items]
Maximum Borrowing Capacity			$ 7,470,000
Date of loan repayment			May 21, 2014
Debt Instrument Carrying Amount			$ 0
Loan repayment due to sale of vessels			4,202,000
Loan for acquisition vessel Kyparissia (tranche e) [Member]
Long term debt term loans [Line Items]
Maximum Borrowing Capacity			$ 7,470,000
Date of loan repayment			May 29, 2015
Debt Instrument Carrying Amount			$ 0
Loan repayment due to sale of vessels			2,334,000
Loan for acquisition of Athens and Athos [Member]
Long term debt term loans [Line Items]
Line of Credit Facility Remaining Borrowing Capacity		$ 140,000,000
Percentage of the vessels contract price available for draw down		70.00%
Draw down amount up to the end of the period										$ 133,700,000
Debt Instrument Carrying Amount			$ 106,960,000
Number of outstanding installments | Vessels			10
Line of Credit Facility Frequency of Payments			semi-annual
Line of Credit Periodic Payment of Principal			$ 4,456,700
Balloon payment			$ 62,393,000
Line of Credit Payment of Principal remaining period			July 2016 until January 2021
Loan for acquisition construction new (three tranches one for each hull) [Member]
Long term debt term loans [Line Items]
Line of Credit Facility Initiation Date							August 2011
Line of Credit Facility Remaining Borrowing Capacity							$ 229,200,000
Loan for acquisition and construction of Three hulls - Valor [Member]
Long term debt term loans [Line Items]
Debt Instrument Carrying Amount			$ 122,238,000
Number of outstanding installments | Vessels			16
Line of Credit Facility Frequency of Payments			quarterly
Line of Credit Periodic Payment of Principal			$ 1,273,400
Balloon payment			$ 40,744,800
Line of Credit Payment of Principal remaining period			July 2016 to June 2020
Loan for acquisition and construction of Three hulls - Vantage [Member]
Long term debt term loans [Line Items]
Debt Instrument Carrying Amount			$ 63,666,000
Number of outstanding installments | Vessels			18
Line of Credit Facility Frequency of Payments			quarterly
Line of Credit Periodic Payment of Principal			$ 1,273,400
Balloon payment			$ 40,744,800
Line of Credit Payment of Principal remaining period			August 2016 to November 2020
Loan for acquisition construction (two tranches one for each hull) [Member]
Long term debt term loans [Line Items]
Line of Credit Facility Initiation Date							October 2011
Line of Credit Facility Remaining Borrowing Capacity							$ 152,800,000
Loan for acquisition and construction of Two S hulls - Value [Member]
Long term debt term loans [Line Items]
Debt Instrument Carrying Amount			$ 60,028,000
Number of outstanding installments | Vessels			16
Line of Credit Facility Frequency of Payments			quarterly
Line of Credit Periodic Payment of Principal			$ 1,364,300
Balloon payment			$ 38,199,600
Line of Credit Payment of Principal remaining period			September 2016 to June 2020
Loan for acquisition and construction of Two S hulls - Valence [Member]
Long term debt term loans [Line Items]
Debt Instrument Carrying Amount			$ 61,393,000
Number of outstanding installments | Vessels			17
Line of Credit Facility Frequency of Payments			quarterly
Line of Credit Periodic Payment of Principal			$ 1,364,300
Balloon payment			$ 38,199,600
Line of Credit Payment of Principal remaining period			August 2016 to August 2020
Loan to partly finance agreegate market value eleven vessels [Member]
Long term debt term loans [Line Items]
Line of Credit Facility Initiation Date							October 2011
Line of Credit Facility Remaining Borrowing Capacity							$ 120,000,000
Draw down amount up to the end of the period							$ 113,700,000
Draw down date							March 2012
Debt Instrument Carrying Amount			$ 62,740,000
Number of outstanding installments | Vessels			10
Line of Credit Facility Frequency of Payments			quarterly
Line of Credit Periodic Payment of Principal			$ 2,715,000
Balloon payment			$ 35,590,000
Line of Credit Payment of Principal remaining period			September 2016 to December 2018
Supplemental agreement for Loan to partly finance agreegate market value eleven vessels partly finance acquisition Stadt Luebeck [Member]
Long term debt term loans [Line Items]
Line of Credit Facility Remaining Borrowing Capacity					$ 11,300,000
Draw down amount up to the end of the period					$ 11,300,000
Draw down date					August 2012
Supplemental agreement for loan to partly finance acquisition of eleven vessels and partly finance acquisition of vessel Neapolis [Member]
Long term debt term loans [Line Items]
Line of Credit Facility Remaining Borrowing Capacity	$ 9,000,000
Draw down amount up to the end of the period	$ 9,000,000
Draw down date	April 2014
Loan To Partly Finance Acquisition Of Eleven Vessels And Sale Of Konstantina [Member ]
Long term debt term loans [Line Items]
Date of loan repayment			May 2014
Loan repayment due to sale of vessels			$ 6,495,000
Loan to partly finance agreegate market value of eleven vessels Sale of Akritas [Member]
Long term debt term loans [Line Items]
Date of loan repayment			September 2014
Loan repayment due to sale of vessels			$ 6,000,000
Loan to partly finance agreegate market value of eleven vessels Sale of MSC Challenger [Member]
Long term debt term loans [Line Items]
Date of loan repayment			November 2015
Loan repayment due to sale of vessels			$ 3,900,000
Uriza Shipping S.A. loan agreement with a bank [Member]
Long term debt term loans [Line Items]
Line of Credit Facility Remaining Borrowing Capacity									$ 39,000,000
Debt Instrument Carrying Amount			$ 39,000,000
Number of outstanding installments | Vessels			20
Line of Credit Facility Frequency of Payments			quarterly
Line of Credit Periodic Payment of Principal			$ 1,083,300
Balloon payment			$ 17,333,300
Line of Credit Payment of Principal remaining period			August 2016 to May 2021
Long-term debt [Member]
Long term debt term loans [Line Items]
Term loans additional information			The term loans discussed above bear interest at LIBOR plus a spread and are secured by, inter alia, (a) first priority mortgages over the financed vessels, (b) first priority assignments of all insurances and earnings of the mortgaged vessels and (c) corporate guarantees of Costamare or its subsidiaries, as the case may be. The loan agreements contain usual ship finance covenants, including restrictions as to changes in management and ownership of the vessels, additional indebtedness, mortgaging of vessels, as well as minimum requirements regarding hull Value Maintenance Clauses (“VMC”) in the range of 80% to 125% and restrictions in dividend payments if an event of default has occurred and is continuing or would occur as a result of the payment of such dividend.
Loan interest rates range			1.61%-6.75%			1.11%-6.75%
Weighted average interest rates			4.30%			4.20%
Interest expense (including swap interest interest capitalized) [Member]
Long term debt term loans [Line Items]
Interest expense excluding amortization			$ 26,613,000	$ 31,829,000
Jan. 27, 2016 Loan for acquisition vessels Maersk Kawasaki Maersk Kure – Supplemental agreement [Member]
Long term debt term loans [Line Items]
Debt Instrument Carrying Amount			$ 66,000,000